Investment Properties (Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment properties [line items]
Investment properties	¥ 367,586	¥ 367,468	¥ 376,739
Cost [member]
Disclosure of detailed information about investment properties [line items]
Investment properties	627,488	602,659	594,135
Accumulated depreciation [member]
Disclosure of detailed information about investment properties [line items]
Investment properties	¥ (259,902)	¥ (235,191)	¥ (217,396)